SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2019
Significant Accounting Policies Policies Abstract
Cash and Cash Equivalents

Cash consists of bank balances and cash held in trust. Cash equivalents consist of short-term deposits with original maturities of three months or less. As at June 30, 2019 and June 30, 2018, there were no cash equivalents.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating policy decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Leases

The Company records income as a result of an operating lease. The Company presents its assets subject to the operating leases in its statement of financial position. The Company recognizes income from its operating leases on a straight-line basis over the lease terms, unless another systematic basis better represents the time pattern in which the economic benefits in the leased asset diminish.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the expected service periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the stock options reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that will eventually vest.

Compound financial instruments

Compound financial instruments issued by the Company are comprised of convertible debt that can be converted into common shares. The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the computed financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition except on conversion or upon expiration, when the carrying value of the equity portion is transferred to common shares or contributed surplus.

Revenue from contracts with customers

Effective July 1, 2018, the Company adopted IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”), issued in May 2014, and amended in September 2015 and April 2016. IFRS 15 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, except for contracts that are within the scope of the standards on leases, insurance contracts, and financial instruments. In accordance with the transitional provisions in IFRS 15, the Company elected to adopt the new standard using the modified retrospective approach. There is no impact of adopting IFRS 15 on the Company’s consolidated financial statements.

Financial instruments

Effective July 1, 2018, the Company adopted IFRS 9 – Financial Instruments (“IFRS 9”) which replaced IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”) and all previous versions of IFRS 9. The Company adopted IFRS 9 using the retrospective approach where the cumulative impact of adoption will be recognized in retained earnings as of July 1, 2018 and comparatives will not be restated.

IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or at fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income (“FVTOCI”); or (iii) at fair value through profit or loss (“FVTPL”).

Amortized cost

Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method.

Fair value through other comprehensive income

Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI. This classification includes certain equity instruments where IFRS 9 allows an entity to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at FVTPL to present subsequent changes in FVTOCI.

Fair value through profit or loss

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not SPPI or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

Consistent with IAS 39, financial liabilities under IFRS 9 are generally classified and measured at fair value at initial recognition and subsequently measured at amortized cost.

The following table summarizes the classification of the Company’s financial instruments under IAS 39 and IFRS 9:

	IAS 39	IFRS 9
	Classification	Classification

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Promissory note receivable	Loans and receivables	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Convertible debentures	N/A	Amortized cost
Mortgage payable	N/A	Amortized cost
Debenture unit deposits	N/A	Amortized cost
Promissory notes payable	N/A	Amortized cost

The adoption of IFRS 9 did not have an impact on the Company’s classification and measurement of financial assets and liabilities. On adoption of IFRS 9 on July 1, 2018, there was no change in the carrying value of the financial instruments on transition from IAS 39. IFRS 9 uses an expected credit loss impairment model as opposed to an incurred credit loss model under IAS 39. The impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date. For accounts receivable excluding taxes receivable, the Company utilized a provision matrix, as permitted under the simplified approach, and has measured the expected credit losses based on lifetime expected credit losses taking into consideration historical credit loss experience and financial factors specific to the debtors and other factors. The carrying amount of trade receivables is reduced for any expected credit losses through the use of an allowance account. Changes in the carrying amount of the allowance account are recognized in the statement of comprehensive income. At the point when the Company is satisfied that no recovery of the amount owing is possible, the amount is considered not recoverable and the financial asset is written off. The adoption of the new expected credit loss impairment model had a negligible impact on the carrying amounts of financial assets at amortized cost.

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets are reviewed for impairment at each statement of financial position date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU").

The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Equity

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from total equity.

Property and equipment

Equipment is stated at cost, less accumulated depreciation and any accumulated impairment losses. The gain or loss arising on the disposal or retirement of an item of equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the statement of operations. Expenditures to replace a component of an item of equipment that is accounted for separately are capitalized and the existing carrying amount of the component written off. Other subsequent expenditures are capitalized if future economic benefits will arise from the expenditure. All other expenditures, including repair and maintenance, are recognized in the statement of operations as incurred.

Depreciation is charged to the income statement based on the cost, less estimated residual value, of the asset on a straight-line basis over the estimated useful life. Depreciation commences when the assets are available for use. The estimated useful lives are as follows:

	Method:	Rate:
Equipment	Straight-line	5 years

Property and equipment, excluding land, acquired during the year but not yet ready for use are not amortized until they are available for use.

Loss per share

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method and are calculated by dividing net loss applicable to common shares by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.

Income taxes

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized in equity, in which case it is recognized in equity. Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.

Deferred tax liabilities or assets are recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Significant accounting judgement and estimates

Private company investments (securities of issuers that are not public companies):

All privately-held investments (other than options and warrants) are initially recorded at the transaction price, being the fair value at the time of acquisition. Thereafter, at each reporting period, the fair value of an investment may (depending upon the circumstances) be adjusted using one or more of the valuation indicators described below. The Company’s private investment consists of an investment in NWN Inc., as disclosed in Note 7. Options and warrants of private companies are valued using an option pricing model when there are sufficient and reliable observable market inputs; if no such market inputs are available, the warrants and options are valued using alternative methods representing fair value.

The determinations of fair value of the Company’s privately-held investments at other than initial cost are subject to certain limitations. Financial information for private companies in which the Company has investments may not be available and, even if available, that information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these techniques may not be realized or realizable.

Company-specific information is considered when determining whether the fair value of a privately-held investment should be adjusted upward or downward at the end of each reporting period. In addition to company-specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing privately-held investments.

The absence of the occurrence of any of these events, any significant change in trends in general market conditions, or any significant change in share performance of comparable publicly-traded companies indicates generally that the fair value of the investment has not materially changed.

The fair value of a privately-held investment may be adjusted if:

a)	there has been a significant subsequent equity financing provided by outside investors at a valuation different than the current value of the investee company, in which case the fair value of the investment is set to the value at which that financing took place;

b)	there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a material impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable;

c)	the investee company is placed into receivership or bankruptcy;

d)	based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern; and

e)	important positive/negative management changes by the investee company that the Company’s management believes will have a very positive/negative impact on the investee company’s ability to achieve its objectives and build value for shareholders.

Adjustments to the fair value of a privately-held investment will be based upon management’s judgment and any value estimated may not be realized or realizable. The resulting values for non-publicly traded investments may differ from values that would be realized if a ready market existed. In addition, the amounts at which the Company’s privately-held investments could be disposed of currently may differ from the carrying value assigned.